31. Related-party transactions (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Income (Expense)	$ 1,998	$ 1,001	$ 6,184	$ 2,325
Revenues, mainly sales revenues [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	2,888	1,568	7,863	3,163
Purchases and services [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(682)	(351)	(1,397)	(653)
Foreign exchange and inflation indexation charges, net [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(193)	(102)	(252)	(214)
Finance income (expenses), net [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(15)	(114)	(30)	30
Government bonds [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	10	24	23	53
Receivable from the Electricity Sector [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	10	143	23	208
Petroleum and alcohol account - receivables from the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	1		3	2
Brazilian Federal Government - dividends [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(1)	(4)	(3)	(9)
Empresa Brasileira de Administrao de Petrleo e Gs Natural Pr Sal Petrleo S.A. [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(5)	(42)	(45)	(70)
Other government entities member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(10)	(39)	(10)	(27)
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(84)	(159)	9	(307)
Joint venture and associates sub [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	2,216	1,281	6,508	2,583
Petrobras Distribuidora (BR) [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	1,928		5,109
Natural Gas Transportation Companies [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(451)		(972)
State-controlled gas distributors (joint ventures) [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	378	653	938	1,370
Petrochemical companies (associates) [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	445	787	1,424	1,520
Banks controlled by the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(223)	(362)	(315)	(414)
Government entities sub total [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	$ (218)	$ (280)	$ (324)	$ (258)